Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid clinical trial expenses	$ 152	$ 3,192
Prepaid insurance expense	537	68
Other prepaid expenses	1,553	630
Total prepaid expenses	$ 2,242	$ 3,890